Deferred Government Grants (Details) - Schedule of deferred government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred government grants [Abstract]
Balance at beginning of the year		$ 1,864	$ 1,957
Recognized as other operating income		(1,854)
Foreign currency translation difference		(10)	(93)
Balance at ending of the year			$ 1,864